Accounts Receivable	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

6.      ACCOUNTS RECEIVABLE

	March 31, 2023	June 30, 2022
	US$	US$
Accounts receivable	6,249,885	4,430,883

The Group normally allows credit terms to well-established customers ranging from 90 to 150 days. The Group seeks to maintain strict control over its accounts receivable. Overdue accounts receivable are reviewed regularly by the Board of Directors. There is no allowance for credit losses or write-off during the periods ended March 31, 2023 and 2022.

A concentration analysis of accounts receivable is as follows:

	March 31, 2023	June 30, 2022
Customer A	12%	11%
Customer B	11%	12%
Customer C	19%	12%
Customer D	6%	8%
Customer E	20%	13%
Customer F	7%	8%
Customer G	10%	4%
Others	15%	32%
	100%	100%

6.      ACCOUNTS RECEIVABLE

	June 30, 2022	June 30, 2021
	US$	US$
Accounts receivable	4,430,883	4,565,305

The Group normally allows credit terms to well-established customers ranging from 90 to 150 days. The Group seeks to maintain strict control over its accounts receivable. Overdue accounts receivable are reviewed regularly by the Board of Directors. There was no allowance for credit losses or write-off during the years ended June 30, 2022 and June 30, 2021.

A concentration analysis of accounts receivable is as follows:

	June 30, 2022	June 30, 2021
Customer A	10%	23%
Customer B	12%	16%
Customer C	12%	14%
Customer D	0%	10%
Customer E	8%	9%
Customer F	13%	9%
Customer G	9%	5%
Others	36%	14%
	100%	100%